Accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables from contracts with customers
Related parties	$ 89	$ 211
Accounts receivable	4,241	4,362
Expected credit loss	(44)	(43)
Accounts receivable, net	4,197	4,319
Iron Ore Solutions [Member]
Receivables from contracts with customers
Third parties	3,406	3,132
Energy Transition Metals [Member]
Receivables from contracts with customers
Third parties	743	984
All other segments [member]
Receivables from contracts with customers
Third parties	$ 3	$ 35